Business Combinations - Business Acquisition, Pro Forma Information (Details) - Gravitas Education Holdings, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue (in thousands)	$ 448,469	$ 615,436
Net gain (loss) attributable to shareholders (in thousands)	$ (28,754)	$ (8,116)